Asbestos - Schedule of Time Deposits (Details) $ in Millions	Mar. 31, 2020 USD ($)
30 April 2020
Net Investment Income [Line Items]
Interest Rate	1.70%
Time deposits	$ 20.0
1 June 2020
Net Investment Income [Line Items]
Interest Rate	1.70%
Time deposits	$ 15.0